SUMMARY OF FAIR VALUE OF CONVERTIBLE COMPONENT LIABILITY (Details) - Convertible Bridge Loan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Balances as of December 31, 2020	$ 2,500
Plus: Recognition at the initial date	7,420	2,893
Less: Partial conversion of convertible bridge loans into equity	(174)	(38)
Plus: Modification of convertible bridge loans transactions	(3,384)	213
Less: Changes in fair value	(2,180)	(568)
Balances as of December 31, 2021	$ 4,182	$ 2,500